Taxation - Disclosure of unrecognized deferred tax or write-down of deferred tax assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Current tax benefit relating to the utilization of previously unrecognized deferred tax assets	$ 101	$ 87	$ 360
Deferred tax benefit arising from the reversal of a previous write-down of deferred tax assets	11	14	3
Deferred tax benefit relating to the recognition of previously unrecognized deferred tax assets	156	280	332
Deferred tax expense arising from the write-down of a previously recognized deferred tax asset	$ 725	$ 111	$ 54